Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	778,724,283.68	35,935
Yield Supplement Overcollateralization Amount 09/30/21	26,815,037.59	0
Receivables Balance 09/30/21	805,539,321.27	35,935
Principal Payments	31,682,182.68	712
Defaulted Receivables	459,671.00	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	25,337,768.72	0
Pool Balance at 10/31/21	748,059,698.87	35,199

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.66%
Prepayment ABS Speed	1.60%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,212,133.34	179
Past Due 61-90 days	866,143.38	36
Past Due 91-120 days	248,916.50	9
Past Due 121+ days	0.00	0
Total	5,327,193.22	224

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	428,842.61
Aggregate Net Losses/(Gains) - October 2021	30,828.39
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	0.10%
Second Prior Net Losses/(Gains) Ratio	0.14%
Third Prior Net Losses/(Gains) Ratio	0.00%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	8,602,686.54
Actual Overcollateralization	8,602,686.54
Weighted Average Contract Rate	3.96%
Weighted Average Contract Rate, Yield Adjusted	5.70%
Weighted Average Remaining Term	50.41

Flow of Funds	$ Amount
Collections	34,677,152.00
Investment Earnings on Cash Accounts	304.72
Servicing Fee	(671,282.77)
Transfer to Collection Account	-
Available Funds	34,006,173.95

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	275,798.44
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,809,255.55
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,602,686.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,369,157.67

Total Distributions of Available Funds	34,006,173.95

Servicing Fee	671,282.77
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	769,768,954.42
Principal Paid	30,311,942.09
Note Balance @ 11/15/21	739,457,012.33

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	191,768,954.42
Principal Paid	30,311,942.09
Note Balance @ 11/15/21	161,457,012.33
Note Factor @ 11/15/21	34.5185386%

Class A-3
Note Balance @ 10/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	416,710,000.00
Note Factor @ 11/15/21	100.0000000%

Class A-4
Note Balance @ 10/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	104,620,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	37,770,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	18,900,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	325,074.19
Total Principal Paid	30,311,942.09
Total Paid	30,637,016.28

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	55,932.61
Principal Paid	30,311,942.09
Total Paid to A-2 Holders	30,367,874.70

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2588706
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1387087
Total Distribution Amount	24.3975793

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1195806
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	64.8051099
Total A-2 Distribution Amount	64.9246905

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	92.68
Noteholders' Third Priority Principal Distributable Amount	623.52
Noteholders' Principal Distributable Amount	283.80

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	12,588,844.52
Investment Earnings	279.03
Investment Earnings Paid	(279.03)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,052,094.74	$2,818,962.68	$2,911,472.46
Number of Extensions	112	102	105
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.34%	0.33%